25. SEGMENT INFORMATION (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information Details 2
Profit (loss) for the year		R$ 111,229	R$ (853,058)	R$ (1,215,964)
Profit (loss) from discontinued operations		0	9,561	(1,911)
Depreciation/Amortization/Depletion		1,408,765	1,278,816	1,130,869
Income tax and social contribution		409,109	266,546	2,903,216
Finance income (costs), net		2,463,627	2,522,427	3,365,162
EBITDA		4,392,730	3,224,292	6,181,372
Other operating (income) expenses		(177,342)	413,221	(2,269,156)
Equity in results of affiliated companies		(109,111)	(64,918)	(1,160,348)
Proportionate EBITDA of joint ventures		538,170	502,345	499,475
Adjusted EBITDA	[1]	R$ 4,644,447	R$ 4,074,940	R$ 3,521,419

[1]	The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.